Profit appropriation and restricted net assets (Tables)	12 Months Ended
Dec. 31, 2025
Profit appropriation and restricted net assets
Schedule of Condensed Balance Sheets

	As of December, 31
	2024	2025
	US$	US$
ASSETS
Current assets
Cash and cash equivalents	1,545	48
Prepaid expenses and other current assets	86	165
Amounts due from related parties	70	70
Total current assets	1,701	283
Non-current assets
Amounts due from inter-company entities	16,425	16,443
Other non-current assets	69	69
Total non-current assets	16,494	16,512
Total assets	18,195	16,795

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Accrued expenses and other current liabilities	243	886
Total current liabilities	243	886
Non-current liabilities
Amounts due to inter-company entities	5,786	4,691
Deficits of investments in subsidiaries	26,878	42,471
Total non-current liabilities	32,664	47,162
Total liabilities	32,907	48,048
Shareholders’ deficit:
Class A ordinary shares	25	26
Class B ordinary shares	10	10
Additional paid-in capital	339,249	340,949
Surplus reserves	1	1
Accumulated other comprehensive loss	(685)	(1,939)
Accumulated deficit	(353,600)	(370,404)
Total COE’s shareholders’ deficit	(15,000)	(31,357)
Noncontrolling interests	288	104
Total shareholders’ deficit	(14,712)	(31,253)
Total liabilities and shareholders’ deficit	18,195	16,795

Schedule of Condensed Statements of Operations and Comprehensive Income/(Loss)

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Operating expenses:
General and administrative expenses	(1,410)	(1,226)	(1,719)
Share of loss of subsidiaries	(13,350)	(5,978)	(15,634)
Total operating expenses	(14,760)	(7,204)	(17,353)
Loss from operations	(14,760)	(7,204)	(17,353)
Others	(272)	(254)	495
Loss before income tax expenses	(15,032)	(7,458)	(16,858)
Income tax expenses	—	136	—
Net loss	(15,032)	(7,322)	(16,858)
Net loss attributable to noncontrolling interests	—	(87)	(54)
Net loss, all attributable to the Company’s ordinary shareholders	(15,032)	(7,235)	(16,804)

Comprehensive loss:
Net loss	(15,032)	(7,322)	(16,858)
Other comprehensive loss
Foreign currency translation adjustments	(627)	(373)	(1,260)
Total comprehensive loss	(15,659)	(7,695)	(18,118)
Less: comprehensive income/(loss) attributable to noncontrolling interests	2	(14)	(6)
Total comprehensive loss attributable to ordinary shareholders	(15,661)	(7,681)	(18,112)

Schedule of Condensed Statements of Cash Flows

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Cash flows from operating activities:
Net cash used in operating activities	(1,109)	(1,129)	(1,215)
Cash flows from investing activities:
Placement of time deposits	(1,006)	—	—
Withdrawal of time deposits	4,830	1,000	—
Net cash used in transactions with intra-Group entities	(4,167)	(2,833)	(1,149)
Net cash used in investing activities	(343)	(1,833)	(1,149)
Cash flows from financing activities:
Net cash provided by transactions with intra-Group entities	773	900	844
Net cash provided by financing activities	773	900	844
Effect of exchange rate changes on cash and cash equivalents	77	2	23
Net decrease in cash and cash equivalents	(602)	(2,060)	(1,497)
Cash and cash equivalents at the beginning of the year	4,207	3,605	1,545
Cash and cash equivalents at the end of the year	3,605	1,545	48